Goodwill and other intangible assets - Changes in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Goodwill, at cost			$ 7,971
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	$ 9,536	$ 7,953
Goodwill acquired during the year	1,472	1,267	12
Goodwill allocated to disposals	(31)	(2)
Exchange rate differences and other	(213)	318
Goodwill at the closing balance	10,764	9,536	7,953
Electrification Products
Goodwill
Goodwill, at cost			2,805
Goodwill at the opening balance	2,969	2,805
Goodwill acquired during the year	1,442
Goodwill allocated to disposals	(31)
Exchange rate differences and other	(104)	164
Goodwill at the closing balance	4,276	2,969	2,805
Industrial Automation
Goodwill
Goodwill, at cost			1,592
Goodwill at the opening balance	2,939	1,592
Goodwill acquired during the year		1,263
Goodwill allocated to disposals		(1)
Exchange rate differences and other	(75)	85
Goodwill at the closing balance	2,864	2,939	1,592
Robotics and Motion
Goodwill
Goodwill, at cost			3,536
Goodwill at the opening balance	3,607	3,536
Goodwill acquired during the year	30	4
Exchange rate differences and other	(34)	67
Goodwill at the closing balance	3,603	3,607	3,536
Corporate and Other
Goodwill
Goodwill, at cost			38
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	21	20
Goodwill allocated to disposals		(1)
Exchange rate differences and other		2
Goodwill at the closing balance	$ 21	$ 21	$ 20